Investment Risks	Dec. 31, 2024
T-REX 2X LONG GME DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG GME DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG GME DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of GME’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GME during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how GME volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) GME volatility; b) GME performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to GME. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of GME volatility and GME performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to GME; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of GME.

During periods of higher GME volatility, the volatility of GME may affect the Fund’s return as much as, or more than, the return of GME. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GME during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if GME provided no return over a one-year period during which GME experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if GME’s return is flat. For instance, if GME’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of GME and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of GME. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

GME’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 158.29%. GME’s annualized daily volatility rates were as follows:

2020	118.23%
2021	269.48%
2022	99.54%
2023	78.10%
2024	149.14%

Volatility for a shorter period of time may have been substantially higher.

GME’s annualized performance for the five-year period ended December 31, 2024 was 83.05%. Historical volatility and performance are not indications of what GME volatility and performance will be in the future. The price of GME’s common stock has been extremely volatile relative to the market and may continue to be volatile due to numerous circumstances. The market price of GME’s common stock has fluctuated, and may continue to fluctuate, widely, due to many factors, some of which may be beyond GME’s control. These factors include, without limitation: large stockholders exiting their position in common stock or an increase or decrease in the short interest in common stock; actual or anticipated fluctuations in GME’s financial and operating results; the timing and allocations of new product releases including new console launches; the costs associated with the exit of unprofitable markets, businesses or stores; negative public perception of GME, GME’s competitors or industry; and overall general market fluctuations.

Stock markets in general and GME’s stock price in particular have experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies and GME. These broad market fluctuations may adversely affect the trading price of GME’s common stock. By way of example, currently, the 52-week high stock price for GME is $64.83 on May 14, 2024 and the 52-week low stock price for GME is $10.01, which occurred on April 23, 2024. GME’s 52-week high and low stock price may change significantly over a short period of time. In particular, a large proportion of GME’s common stock has been and may continue to be traded by short sellers which has put and may continue to put pressure on the supply and demand for GME’s common stock, further influencing volatility in its market price. These and other external factors have caused and may continue to cause the market price and demand for GME’s common stock to fluctuate substantially.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG GME DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of GME will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in GME, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if GME subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if GME does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with GME and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG GME DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG GME DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of GME, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG GME DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
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Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to GME that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG GME DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
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Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of GME at the market close on the first trading day and the value of GME at the time of purchase. If GME gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if GME declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of GME.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG GME DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
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Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to GME and therefore achieve its daily leveraged investment objective. The Fund’s exposure to GME is impacted by GME’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to GME at the end of each day. The possibility of the Fund being materially over- or under-exposed to GME increases on days when GME is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) GME. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with GME. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to GME. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of GME. Any of these factors could decrease the correlation between the performance of the Fund and GME and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG GME DAILY TARGET ETF | Market Risk [Member]
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Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG GME DAILY TARGET ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk.    GameStop Corp. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of GameStop Corp. and make no representation as to the performance of GME. Investing in the Fund is not equivalent to investing in GME. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GME.

T-REX 2X LONG GME DAILY TARGET ETF | Underlying Security Investing Risk [Member]
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Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG GME DAILY TARGET ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk.    Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

T-REX 2X LONG GME DAILY TARGET ETF | Industry Concentration Risk [Member]
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Industry Concentration Risk.    The Fund will be concentrated in the industry to which GameStop Corp. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which GameStop Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, GME is assigned to the consumer discretionary sector and the specialty retail industry.

•        Video Gaming and eSports Companies Risk.    The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of video gaming and eSports companies. Video gaming and eSports companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video gaming companies may be dependent on one or a small number of product or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms, and changes in consumer discretionary spending. Such factors may adversely affect the profitability and value of video gaming and eSports companies. Video gaming companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy, and may be subject to sophisticated intellectual property infringement schemes and piracy efforts. Video gaming and eSports companies may have significant exposure to the following industries, and therefore may be subject to the risks associated with such industries.

T-REX 2X LONG GME DAILY TARGET ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG GME DAILY TARGET ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG GME DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG GME DAILY TARGET ETF | Liquidity Risk [Member]
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Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with GME. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that GME value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the GME. Under such circumstances, the market for GME may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of GME and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for GME and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of GME and correlated derivative instruments.

T-REX 2X LONG GME DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with GME and may incur substantial losses. If there is a significant intra-day market event and/or GME experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG GME DAILY TARGET ETF | Equity Securities Risk [Member]
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Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of GME does not provide leveraged exposure to GME and, as a result, if the Fund invests directly in common stock of GME to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG GME DAILY TARGET ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG GME DAILY TARGET ETF | Tax Risk [Member]
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Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG GME DAILY TARGET ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG GME DAILY TARGET ETF | ETF Risks [Member]
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ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG GME DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG HOOD DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG HOOD DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG HOOD DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of HOOD’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of HOOD during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how HOOD volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) HOOD volatility; b) HOOD performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to HOOD. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of HOOD volatility and HOOD performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to HOOD; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of HOOD.

During periods of higher HOOD volatility, the volatility of HOOD may affect the Fund’s return as much as, or more than, the return of HOOD. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of HOOD during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if HOOD provided no return over a one-year period during which HOOD experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if HOOD’s return is flat. For instance, if HOOD’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of HOOD and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of HOOD. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

HOOD’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 73.68%. HOOD’s annualized daily volatility rates were as follows:

2022	82.79%
2023	46.02%
2024	61.13%

Volatility for a shorter period of time may have been substantially higher.

HOOD’s annualized performance for the five-year period ended December 31, 2024 was (0.57)%. Historical volatility and performance are not indications of what HOOD volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG HOOD DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of HOOD will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in HOOD, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if HOOD subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if HOOD does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with HOOD and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG HOOD DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG HOOD DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of HOOD, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG HOOD DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to HOOD that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG HOOD DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of HOOD at the market close on the first trading day and the value of HOOD at the time of purchase. If HOOD gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if HOOD declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of HOOD.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG HOOD DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to HOOD and therefore achieve its daily leveraged investment objective. The Fund’s exposure to HOOD is impacted by HOOD’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to HOOD at the end of each day. The possibility of the Fund being materially over- or under-exposed to HOOD increases on days when HOOD is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) HOOD. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with HOOD. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to HOOD. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of HOOD. Any of these factors could decrease the correlation between the performance of the Fund and HOOD and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG HOOD DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG HOOD DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Robinhood Markets Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Robinhood Markets Inc. and make no representation as to the performance of HOOD. Investing in the Fund is not equivalent to investing in HOOD. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to HOOD.

T-REX 2X LONG HOOD DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG HOOD DAILY TARGET ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk.    Performance of companies in the financial sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financial sector as a whole, cannot be predicted. The financials sector is also a target for cyber-attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

T-REX 2X LONG HOOD DAILY TARGET ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Markets Industry Risk.    Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

T-REX 2X LONG HOOD DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Robinhood Markets Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Robinhood Markets Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, HOOD is assigned to the financial sector and capital markets industry.

T-REX 2X LONG HOOD DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG HOOD DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG HOOD DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG HOOD DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with HOOD. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that HOOD value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the HOOD. Under such circumstances, the market for HOOD may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of HOOD and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for HOOD and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of HOOD and correlated derivative instruments.

T-REX 2X LONG HOOD DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with HOOD and may incur substantial losses. If there is a significant intra-day market event and/or HOOD experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG HOOD DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of HOOD does not provide leveraged exposure to HOOD and, as a result, if the Fund invests directly in common stock of HOOD to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG HOOD DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG HOOD DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG HOOD DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG HOOD DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG HOOD DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG DJT DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG DJT DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG DJT DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of DJT’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DJT during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how DJT volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) DJT volatility; b) DJT performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to DJT. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of DJT volatility and DJT performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to DJT; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of DJT.

During periods of higher DJT volatility, the volatility of DJT may affect the Fund’s return as much as, or more than, the return of DJT. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DJT during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if DJT provided no return over a one-year period during which DJT experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if DJT’s return is flat. For instance, if DJT’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of DJT and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of DJT. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

DJT’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 240.47%. DJT’s annualized daily volatility rates were as follows:

2022	119.48%
2023	70.47%
2024	161.62%

Volatility for a shorter period of time may have been substantially higher.

DJT’s annualized performance for the five-year period ended December 31, 2024 was 46.00%. Historical volatility and performance are not indications of what DJT volatility and performance will be in the future. The trading price of DJT’s common stock is likely to be volatile, and may be more volatile than the markets. By way of example, currently, DJT’s 52-week high stock price was $56.55, and its 52-week low stock price was $11.75. DJT’s high and low stock price may change significantly over a short period of time.

The following factors may cause volatility of the price of DJT’s common stock: results of operations that vary from the expectations of securities analysts and investors; results of operations that vary from DJT’s competitors; changes in expectations as to DJT’s future financial performance, including financial estimates and investment recommendations by securities analysts and investors; declines in the market prices of stocks generally; strategic actions by DJT or its competitors; announcements by DJT or its competitors of significant contracts, acquisitions, joint ventures, other strategic relationships or capital commitments; announcements of estimates by third parties of actual or anticipated changes in the size of DJT’s user base or the level of user engagement; any significant change in DJT’s management; changes in general economic or market conditions or trends in DJT’s industry or markets; changes in business or regulatory conditions, including new laws or regulations or new interpretations of existing laws or regulations applicable to DJT’s business; investor perceptions of the investment opportunity associated with DJT’s common stock relative to other investment alternatives; the public’s response to press releases or other public announcements by DJT or third parties; litigation involving DJT or DJT’s industry, or both, or investigations by regulators into DJT’s operations or those of DJT’s competitors; guidance, if any, that DJT’s provides to the public, any changes in this guidance or DJT’s failure to meet this guidance; the development and sustainability of an active trading market for DJT’s common stock; actions by institutional or activist stockholders; and developments in new legislation and pending lawsuits or regulatory actions, including interim or final rulings by judicial or regulatory bodies.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG DJT DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of DJT will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in DJT, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if DJT subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if DJT does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with DJT and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG DJT DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG DJT DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of DJT, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG DJT DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to DJT that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG DJT DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of DJT at the market close on the first trading day and the value of DJT at the time of purchase. If DJT gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if DJT declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of DJT.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG DJT DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to DJT and therefore achieve its daily leveraged investment objective. The Fund’s exposure to DJT is impacted by DJT’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to DJT at the end of each day. The possibility of the Fund being materially over- or under-exposed to DJT increases on days when DJT is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) DJT. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with DJT. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to DJT. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of DJT. Any of these factors could decrease the correlation between the performance of the Fund and DJT and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG DJT DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG DJT DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Trump Media & Technology Group Corp. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Trump Media & Technology Group Corp. and make no representation as to the performance of DJT. Investing in the Fund is not equivalent to investing in DJT. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to DJT.

T-REX 2X LONG DJT DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG DJT DAILY TARGET ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk.    The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

T-REX 2X LONG DJT DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Trump Media & Technology Group Corp. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Trump Media & Technology Group Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, DJT is assigned to the communications services sector and the interactive media and services industry.

T-REX 2X LONG DJT DAILY TARGET ETF | Internet And Media Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Internet and Media Services Industry Risk.    The prices of the securities of companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies on the Internet and Media Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet and Media Services Industry.

T-REX 2X LONG DJT DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG DJT DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG DJT DAILY TARGET ETF | Mid Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Companies Risk.    Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid than those of large-capitalization companies, making it difficult for the Fund to buy and sell shares of mid-capitalization companies. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

T-REX 2X LONG DJT DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with DJT. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that DJT value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the DJT. Under such circumstances, the market for DJT may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of DJT and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for DJT and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of DJT and correlated derivative instruments.

T-REX 2X LONG DJT DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with DJT and may incur substantial losses. If there is a significant intra-day market event and/or DJT experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG DJT DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of DJT does not provide leveraged exposure to DJT and, as a result, if the Fund invests directly in common stock of DJT to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG DJT DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG DJT DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG DJT DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG DJT DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG DJT DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG MARA DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG MARA DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG MARA DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of MARA’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MARA during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MARA volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MARA volatility; b) MARA performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to MARA. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of MARA volatility and MARA performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to MARA; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of MARA.

During periods of higher MARA volatility, the volatility of MARA may affect the Fund’s return as much as, or more than, the return of MARA. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MARA during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if MARA provided no return over a one-year period during which MARA experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MARA’s return is flat. For instance, if MARA’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of MARA and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of MARA. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

MARA’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 139.32%. MARA’s annualized daily volatility rates were as follows:

2020	192.46%
2021	138.32%
2022	118.63%
2023	121.22%
2024	107.29%

Volatility for a shorter period of time may have been substantially higher.

MARA’s annualized performance for the five-year period ended December 31, 2024 was 80.13%. Historical volatility and performance are not indications of what MARA volatility and performance will be in the future. MARA’s stock price is volatile compared to the market. Because there has been limited precedent set for financial accounting of bitcoin and other cryptocurrency assets, the determination that MARA has made for how to account for cryptocurrency assets transactions may be subject to change. Bitcoin prices are highly volatile which may affect MARA’s ability to effectively manage growth plans and profitability. Fluctuations in the price of bitcoin may significantly influence the market price of MARA’s bitcoin holdings and therefore, the price of MARA’s common stock. By way of example, currently, the 52-week high price of MARA’s stock is $30.28 and the 52-week low price of MARA’s stock is $9.81. MARA’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG MARA DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of MARA will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in MARA, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if MARA subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if MARA does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with MARA and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG MARA DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG MARA DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of MARA, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG MARA DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MARA that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG MARA DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MARA at the market close on the first trading day and the value of MARA at the time of purchase. If MARA gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MARA declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MARA.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG MARA DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to MARA and therefore achieve its daily leveraged investment objective. The Fund’s exposure to MARA is impacted by MARA’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MARA at the end of each day. The possibility of the Fund being materially over- or under-exposed to MARA increases on days when MARA is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MARA. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with MARA. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MARA. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MARA. Any of these factors could decrease the correlation between the performance of the Fund and MARA and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG MARA DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG MARA DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    MARA Holdings Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of MARA Holdings Inc. and make no representation as to the performance of MARA. Investing in the Fund is not equivalent to investing in MARA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MARA.

T-REX 2X LONG MARA DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG MARA DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X LONG MARA DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which MARA Holdings Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which MARA Holdings Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MARA is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG MARA DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG MARA DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG MARA DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG MARA DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MARA. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MARA value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the MARA. Under such circumstances, the market for MARA may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of MARA and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for MARA and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of MARA and correlated derivative instruments.

T-REX 2X LONG MARA DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MARA and may incur substantial losses. If there is a significant intra-day market event and/or MARA experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG MARA DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of MARA does not provide leveraged exposure to MARA and, as a result, if the Fund invests directly in common stock of MARA to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG MARA DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG MARA DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG MARA DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG MARA DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG MARA DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE MARA DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE MARA DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of MARA’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MARA during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MARA volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MARA volatility; b) MARA performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect MARA. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of MARA volatility and MARA performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect MARA; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of MARA.

During periods of higher MARA volatility, the volatility of MARA may affect the Fund’s return as much as, or more than, the return of MARA. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MARA during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if MARA provided no return over a one-year period during which MARA experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MARA’s return is flat. For instance, if MARA’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of MARA and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of MARA. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

MARA’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 139.32%. MARA’s annualized daily volatility rates were as follows:

2020	192.46%
2021	138.32%
2022	118.63%
2023	121.22%
2024	107.29%

Volatility for a shorter period of time may have been substantially higher.

MARA’s annualized performance for the five-year period ended December 31, 2024 was 80.13%. Historical volatility and performance are not indications of what MARA volatility and performance will be in the future. MARA’s stock price is volatile compared to the market. Because there has been limited precedent set for financial accounting of bitcoin and other cryptocurrency assets, the determination that MARA has made for how to account for cryptocurrency assets transactions may be subject to change. Bitcoin prices are highly volatile which may affect MARA’s ability to effectively manage growth plans and profitability. Fluctuations in the price of bitcoin may significantly influence the market price of MARA’s bitcoin holdings and therefore, the price of MARA’s common stock. By way of example, currently, the 52-week high price of MARA’s stock is $30.28 and the 52-week low price of MARA’s stock is $9.81. MARA’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of MARA, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MARA that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of MARA. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to MARA and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MARA at the market close on the first trading day and the value of MARA at the time of purchase. If MARA loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MARA rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MARA.

If there is a significant intra-day market event and/or MARA experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to MARA and therefore achieve its daily inverse investment objective. The Fund’s exposure to MARA is impacted by MARA’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MARA at the end of each day. The possibility of the Fund being materially over- or under-exposed to MARA increases on days when MARA is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MARA. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with MARA. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MARA. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MARA. Any of these factors could decrease the inverse correlation between the performance of the Fund and MARA and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    MARA Holdings Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of MARA Holdings Inc. and make no representation as to the performance of MARA. Investing in the Fund is not equivalent to investing in MARA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MARA.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which MARA Holdings Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which MARA Holdings Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MARA is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MARA. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MARA value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in MARA. Under such circumstances, the market for MARA may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of MARA and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in MARA and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of MARA and correlated derivative instruments.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MARA and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of MARA, such short sales do not provide leveraged exposure to MARA and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE MARA DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE MARA DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE MARA DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG RBLX DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG RBLX DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG RBLX DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of RBLX’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of RBLX during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how RBLX volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) RBLX volatility; b) RBLX performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to RBLX. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of RBLX volatility and RBLX performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to RBLX; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of RBLX.

During periods of higher RBLX volatility, the volatility of RBLX may affect the Fund’s return as much as, or more than, the return of RBLX. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of RBLX during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if RBLX provided no return over a one-year period during which RBLX experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if RBLX’s return is flat. For instance, if RBLX’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of RBLX and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of RBLX. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

RBLX’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 79.56%. RBLX’s annualized daily volatility rates were as follows:

2022	96.06%
2023	61.56%
2024	49.23%

Volatility for a shorter period of time may have been substantially higher.

RBLX’s annualized performance for the five-year period ended December 31, 2024 was 6.81%. Historical volatility and performance are not indications of what RBLX volatility and performance will be in the future. The public trading price of RBLX’s common stock is volatile compared to the market. The public trading price of RBLX’s common stock has been volatile, similar to other newly public companies that have historically experienced highly volatile trading prices. The public trading price of RBLX’s common stock may fluctuate in response to various factors. By way of example, currently RBLX’s 52-week high stock price was $75.74, and its 52-week low stock price was $29.55. RBLX’s 52-week high and low stock price may change significantly over a short period of time.

Factors that could cause fluctuations in the public trading price of RBLX’s common stock include the following: sales or expectations with respect to sales of shares of RBLX’s common stock by shareholders; price and volume fluctuations in the overall stock market from time to time; volatility in the trading prices and trading volumes of technology stocks; changes in operating performance and stock market valuations of other technology companies generally, or those in our industry in particular; failure of securities analysts to maintain coverage of RBLX, changes in financial estimates by securities analysts who follow RBLX or our failure to meet these estimates or the expectations of investors; announcements by RBLX or our competitors of new services or platform features; the public’s reaction to press releases, other public announcements, and filings with the SEC; rumors and market speculation involving RBLX’s or other companies in our industry; actual or anticipated changes in RBLX’s results of operations or fluctuations in RBLX’s results of operations; actual or anticipated developments in RBLX’s business, competitors’ businesses, or the competitive landscape generally; developments or disputes concerning intellectual property or other proprietary rights; announced or completed acquisitions of businesses, services, or technologies by RBLX’s or its competitors; any significant change in RBLX’s management or other key personnel and general economic conditions and slow or negative growth of RBLX’s markets.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG RBLX DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of RBLX will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in RBLX, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if RBLX subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if RBLX does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with RBLX and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG RBLX DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG RBLX DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of RBLX, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG RBLX DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to RBLX that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG RBLX DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of RBLX at the market close on the first trading day and the value of RBLX at the time of purchase. If RBLX gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if RBLX declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of RBLX.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG RBLX DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to RBLX and therefore achieve its daily leveraged investment objective. The Fund’s exposure to RBLX is impacted by RBLX’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to RBLX at the end of each day. The possibility of the Fund being materially over- or under-exposed to RBLX increases on days when RBLX is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) RBLX. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with RBLX. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to RBLX. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of RBLX. Any of these factors could decrease the correlation between the performance of the Fund and RBLX and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG RBLX DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG RBLX DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Roblox Corp. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Roblox Corp. and make no representation as to the performance of RBLX. Investing in the Fund is not equivalent to investing in RBLX. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to RBLX.

T-REX 2X LONG RBLX DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG RBLX DAILY TARGET ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk.    The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

T-REX 2X LONG RBLX DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Roblox Corp. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Roblox Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, RBLX is assigned to the communication services sector and the entertainment industry.

•        Entertainment Industry Risk.    The entertainment industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

T-REX 2X LONG RBLX DAILY TARGET ETF | Associated Risks Of Video Game Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Associated Risks of Video Game Companies.    Video game companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of video game companies. These companies also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability, and value of these companies.

T-REX 2X LONG RBLX DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG RBLX DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG RBLX DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG RBLX DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with RBLX. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that RBLX value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the RBLX. Under such circumstances, the market for RBLX may lack sufficient liquidity for all market participant’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of RBLX and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for RBLX and/or Fund may lack sufficient liquidity for all market participant’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of RBLX and correlated derivative instruments.

T-REX 2X LONG RBLX DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with RBLX and may incur substantial losses. If there is a significant intra-day market event and/or RBLX experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG RBLX DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of RBLX does not provide leveraged exposure to RBLX and, as a result, if the Fund invests directly in common stock of RBLX to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG RBLX DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG RBLX DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG RBLX DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG RBLX DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG RBLX DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE PLTR DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE PLTR DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of PLTR’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PLTR during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how PLTR volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) PLTR volatility; b) PLTR performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect PLTR. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of PLTR volatility and PLTR performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect PLTR; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of PLTR.

During periods of higher PLTR volatility, the volatility of PLTR may affect the Fund’s return as much as, or more than, the return of PLTR. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PLTR during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if PLTR provided no return over a one-year period during which PLTR experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if PLTR’s return is flat. For instance, if PLTR’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of PLTR and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of PLTR. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

PLTR’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 73.17%. PLTR’s annualized daily volatility rates were as follows:

2020	125.87%
2021	65.19%
2022	72.71%
2023	69.26%
2024	69.24%

Volatility for a shorter period of time may have been substantially higher.

PLTR’s annualized performance for the five-year period ended December 31, 2024 was 73.46%. Historical volatility and performance are not indications of what PLTR volatility and performance will be in the future. The public trading price of PLTR’s common stock may be more volatile than the market. Prior to the listing of PLTR’s common stock, there was no public market for its shares. The public trading price of PLTR’s common stock has been, and may in the future be, subject to fluctuations in response to various factors. By way of example, currently PLTR’s 52-week high stock price was $125.41, and its 52-week low stock price was $20.50. PLTR’s 52-week high and low stock price may change significantly over a short period of time.

Factors that could cause fluctuations in the public trading price of PLTR’s common stock include the following: volatility in the trading prices and trading volumes of technology stocks; the inclusion, exclusion, or deletion of PLTR’s common stock from any major trading indices, such as the S&P 500 Index; changes in operating performance and stock market valuations of other technology companies generally, or those in the industry in particular; short-selling of PLTR’s common stock or related derivative securities; any financial projections PLTR’s may provide to the public, any changes in those projections or PLTR’s failure to meet those projections; announcements by PLTR or our competitors of new platforms, products, services, or capabilities; the public’s reaction to PLTR’s press releases, other public announcements, and filings with the SEC; rumors and market speculation involving PLTR or other companies in the industry; actual or anticipated changes in PLTR’s results of operations or fluctuations in PLTR’s results of operations; actual or anticipated developments in PLTR’s business, its competitors’ businesses, or the competitive landscape generally; announced or completed acquisitions of businesses, services or technologies by PLTR’s or its competitors; changes in PLTR’s management, including any departures of one of PLTR’s founders; new laws or regulations, public expectations regarding new laws or regulations or new interpretations of existing laws or regulations; any significant change in PLTR’s management; and general macroeconomic conditions, such as heightened interest rates and slow or negative growth of PLTR’s markets.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of PLTR, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to PLTR that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of PLTR. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to PLTR and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of PLTR at the market close on the first trading day and the value of PLTR at the time of purchase. If PLTR loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if PLTR rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of PLTR.

If there is a significant intra-day market event and/or PLTR experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to PLTR and therefore achieve its daily inverse investment objective. The Fund’s exposure to PLTR is impacted by PLTR’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to PLTR at the end of each day. The possibility of the Fund being materially over- or under-exposed to PLTR increases on days when PLTR is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) PLTR. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with PLTR. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to PLTR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PLTR. Any of these factors could decrease the inverse correlation between the performance of the Fund and PLTR and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Palantir Technologies Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Palantir Technologies Inc. and make no representation as to the performance of PLTR. Investing in the Fund is not equivalent to investing in PLTR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PLTR.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Palantir Technologies Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Palantir Technologies Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, PLTR is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with PLTR. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that PLTR value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in PLTR. Under such circumstances, the market for PLTR may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of PLTR and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in PLTR and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of PLTR and correlated derivative instruments.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with PLTR and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of PLTR, such short sales do not provide leveraged exposure to PLTR and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE PLTR DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ARM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ARM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG ARM DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of ARM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ARM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how ARM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ARM volatility; b) ARM performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to ARM. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of ARM volatility and ARM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to ARM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of ARM.

During periods of higher ARM volatility, the volatility of ARM may affect the Fund’s return as much as, or more than, the return of ARM. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of ARM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if ARM provided no return over a one-year period during which ARM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if ARM’s return is flat. For instance, if ARM’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of ARM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of ARM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

ARM’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 84.27%. ARM’s annualized daily volatility rates were as follows:

2023	69.26%
2024	88.28%

Volatility for a shorter period of time may have been substantially higher.

ARM’s annualized performance for the five-year period ended December 31, 2024 was 97.14%. Historical volatility and performance are not indications of what ARM volatility and performance will be in the future. The market price of ARM’s stock could be volatile. The stock market in general, and the market for technology companies in particular, has experienced extreme volatility that has often been unrelated to the operating performance of particular companies, and the trading price of ARM’s stock may be more volatile than the market. By way of example, currently ARM’s 52-week high stock price was $188.75, and its 52-week low stock price was $80.00. ARM’s 52-week high and low stock price may change significantly over a short period of time.

The market price for ARM’s stock may be influenced by many factors, including, among others: variations in ARM’s actual or anticipated annual or quarterly operating results or those of others in the industry; results of operations that otherwise fail to meet the expectations of securities analysts and investors; changes in earnings estimates or recommendations by securities analysts, or other changes in investor perceptions of the investment opportunity associated with ARM’s shares relative to other investment alternatives; market conditions in the semiconductor industry; publications, reports or other media exposure of our licensed products or those of others in the industry, or of ARM’s industry generally; announcements by ARM or others in the industry, or by ARM’s suppliers or their respective suppliers, distributors or other business partners, regarding, among other things, significant contracts, price reductions, capital commitments or other business developments, the entry into or termination of strategic transactions or relationships, securities offerings or other financing initiatives, and public reaction thereto; additions or departures of key management personnel; significant lawsuits, including patent or shareholder litigation; regulatory actions involving ARM or others in the industry, or actual or anticipated changes in applicable government regulations or enforcement thereof; and the development and sustainability of an active trading market for ARMs stock.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG ARM DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ARM will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ARM, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if ARM subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if ARM does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ARM and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG ARM DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ARM DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ARM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ARM DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to ARM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ARM DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of ARM at the market close on the first trading day and the value of ARM at the time of purchase. If ARM gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if ARM declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of ARM.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ARM DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to ARM and therefore achieve its daily leveraged investment objective. The Fund’s exposure to ARM is impacted by ARM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to ARM at the end of each day. The possibility of the Fund being materially over- or under-exposed to ARM increases on days when ARM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) ARM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with ARM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to ARM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of ARM. Any of these factors could decrease the correlation between the performance of the Fund and ARM and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ARM DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ARM DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Arm Holdings PLC is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Arm Holdings PLC and make no representation as to the performance of ARM. Investing in the Fund is not equivalent to investing in ARM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to ARM.

T-REX 2X LONG ARM DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG ARM DAILY TARGET ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Issuer Risk.    U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

T-REX 2X LONG ARM DAILY TARGET ETF | Risk Of Investing In Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Depositary Receipts.    ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund’s portfolio. Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

T-REX 2X LONG ARM DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG ARM DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Arm Holdings PLC is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Arm Holdings PLC is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, ARM is assigned to the information technology sector and the semiconductors industry.

•        Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG ARM DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ARM DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ARM DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG ARM DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with ARM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that ARM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ARM. Under such circumstances, the market for ARM may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of ARM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for ARM and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of ARM and correlated derivative instruments.

T-REX 2X LONG ARM DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with ARM and may incur substantial losses. If there is a significant intra-day market event and/or ARM experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG ARM DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including ADRs, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in ADRs of ARM does not provide leveraged exposure to ARM and, as a result, if the Fund invests directly in ADRs of ARM to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ARM DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ARM DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ARM DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ARM DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ARM DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SHOP DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SHOP DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG SHOP DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of SHOP’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SHOP during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SHOP volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SHOP volatility; b) SHOP performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SHOP. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SHOP volatility and SHOP performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SHOP; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SHOP.

During periods of higher SHOP volatility, the volatility of SHOP may affect the Fund’s return as much as, or more than, the return of SHOP. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SHOP during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SHOP provided no return over a one-year period during which SHOP experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SHOP’s return is flat. For instance, if SHOP’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SHOP and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SHOP. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SHOP’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 66.26%. SHOP’s annualized daily volatility rates were as follows:

2020	67.16%
2021	47.12%
2022	94.33%
2023	59.03%
2024	52.92%

Volatility for a shorter period of time may have been substantially higher.

SHOP’s annualized performance for the five-year period ended December 31, 2024 was 21.72%. Historical volatility and performance are not indications of what SHOP volatility and performance will be in the future. The market price of SHOP’s voting shares may be volatile. The market price of SHOP’s voting shares has fluctuated in the past and it is expected it to fluctuate in the future, and may be more volatile than the markets. For example, from January 1, 2024 to December 31, 2024, SHOP’s closing share price ranged from a high of $129.38 to a low of $48.56. SHOP’s high and low stock price may change significantly over a short period of time.

Some of the factors that may cause the market price of SHOP’s voting shares to fluctuate include: market risk due to changes to interest rates, exchange rates, geopolitical events, or recessions; significant volatility in the market price and trading volume of comparable companies; actual or anticipated changes or fluctuations in SHOP’s operating results or in the expectations of market analysts; adverse market reaction to any indebtedness SHOP may incur or securities we may issue in the future; announcements of technological innovations, new products, strategic alliances or significant agreements by SHOP or by SHOP’s competitors; investors’ general perception of SHOP and the public’s reaction to SHOP’s press releases, other public announcements and filings with the U.S. Securities and Exchange Commission and Canadian securities regulators; fluctuations in quarterly results; publication of research reports or news stories about SHOP, its competitors or industry, or positive or negative recommendations or withdrawal of research coverage by securities analysts; changes in general political, economic, industry and market conditions and trends; sales of SHOP’s voting shares by its directors, executive officers and existing shareholders; and recruitment or departure of key personnel.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG SHOP DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SHOP will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in SHOP, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if SHOP subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if SHOP does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SHOP and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG SHOP DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG SHOP DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of SHOP, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SHOP DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SHOP that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SHOP DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SHOP at the market close on the first trading day and the value of SHOP at the time of purchase. If SHOP gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SHOP declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SHOP.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SHOP DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to SHOP and therefore achieve its daily leveraged investment objective. The Fund’s exposure to SHOP is impacted by SHOP’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SHOP at the end of each day. The possibility of the Fund being materially over- or under-exposed to SHOP increases on days when SHOP is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SHOP. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SHOP. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SHOP. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SHOP. Any of these factors could decrease the correlation between the performance of the Fund and SHOP and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SHOP DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG SHOP DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Shopify Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Shopify Inc. and make no representation as to the performance of SHOP. Investing in the Fund is not equivalent to investing in SHOP. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SHOP.

T-REX 2X LONG SHOP DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
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Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG SHOP DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X LONG SHOP DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Shopify Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Shopify Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SHOP is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X LONG SHOP DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG SHOP DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SHOP DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG SHOP DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SHOP. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SHOP value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the SHOP. Under such circumstances, the market for SHOP may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SHOP and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for SHOP and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SHOP and correlated derivative instruments.

T-REX 2X LONG SHOP DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SHOP and may incur substantial losses. If there is a significant intra-day market event and/or SHOP experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG SHOP DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of SHOP does not provide leveraged exposure to SHOP and, as a result, if the Fund invests directly in common stock of SHOP to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SHOP DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SHOP DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SHOP DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SHOP DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SHOP DAILY TARGET ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE SHOP DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE SHOP DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of SHOP’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SHOP during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SHOP volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SHOP volatility; b) SHOP performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect SHOP. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SHOP volatility and SHOP performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect SHOP; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of SHOP.

During periods of higher SHOP volatility, the volatility of SHOP may affect the Fund’s return as much as, or more than, the return of SHOP. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SHOP during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if SHOP provided no return over a one-year period during which SHOP experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SHOP’s return is flat. For instance, if SHOP’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of SHOP and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of SHOP. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

SHOP’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 66.26%. SHOP’s annualized daily volatility rates were as follows:

2020	67.16%
2021	47.12%
2022	94.33%
2023	59.03%
2024	52.92%

Volatility for a shorter period of time may have been substantially higher.

SHOP’s annualized performance for the five-year period ended December 31, 2024 was 21.72%. Historical volatility and performance are not indications of what SHOP volatility and performance will be in the future. The market price of SHOP’s voting shares may be volatile. The market price of SHOP’s voting shares has fluctuated in the past and it is expected it to fluctuate in the future, and may be more volatile than the markets. For example, from January 1, 2024 to December 31, 2024, SHOP’s closing share price ranged from a high of $129.38 to a low of $48.56. SHOP’s high and low stock price may change significantly over a short period of time.

Some of the factors that may cause the market price of SHOP’s voting shares to fluctuate include: market risk due to changes to interest rates, exchange rates, geopolitical events, or recessions; significant volatility in the market price and trading volume of comparable companies; actual or anticipated changes or fluctuations in SHOP’s operating results or in the expectations of market analysts; adverse market reaction to any indebtedness SHOP may incur or securities we may issue in the future; announcements of technological innovations, new products, strategic alliances or significant agreements by SHOP or by SHOP’s competitors; investors’ general perception of SHOP and the public’s reaction to SHOP’s press releases, other public announcements and filings with the U.S. Securities and Exchange Commission and Canadian securities regulators; fluctuations in quarterly results; publication of research reports or news stories about SHOP, its competitors or industry, or positive or negative recommendations or withdrawal of research coverage by securities analysts; changes in general political, economic, industry and market conditions and trends; sales of SHOP’s voting shares by its directors, executive officers and existing shareholders; and recruitment or departure of key personnel.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of SHOP, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SHOP that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of SHOP. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to SHOP and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SHOP at the market close on the first trading day and the value of SHOP at the time of purchase. If SHOP loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SHOP rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SHOP.

If there is a significant intra-day market event and/or SHOP experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to SHOP and therefore achieve its daily inverse investment objective. The Fund’s exposure to SHOP is impacted by SHOP’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SHOP at the end of each day. The possibility of the Fund being materially over- or under-exposed to SHOP increases on days when SHOP is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SHOP. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with SHOP. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SHOP. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SHOP. Any of these factors could decrease the inverse correlation between the performance of the Fund and SHOP and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Shopify Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Shopify Inc. and make no representation as to the performance of SHOP. Investing in the Fund is not equivalent to investing in SHOP. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SHOP.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Shopify Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Shopify Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SHOP is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SHOP. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SHOP value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in SHOP. Under such circumstances, the market for SHOP may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SHOP and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in SHOP and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SHOP and correlated derivative instruments.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SHOP and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of SHOP, such short sales do not provide leveraged exposure to SHOP and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE SHOP DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE AMD DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE AMD DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of AMD’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AMD during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AMD volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AMD volatility; b) AMD performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect AMD. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AMD volatility and AMD performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect AMD; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of AMD.

During periods of higher AMD volatility, the volatility of AMD may affect the Fund’s return as much as, or more than, the return of AMD. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AMD during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if AMD provided no return over a one-year period during which AMD experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AMD’s return is flat. For instance, if AMD’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of AMD and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of AMD. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

AMD’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 52.53%. AMD’s annualized daily volatility rates were as follows:

2020	61.11%
2021	42.53%
2022	61.11%
2023	46.87%
2024	47.88%

Volatility for a shorter period of time may have been substantially higher.

AMD’s annualized performance for the five-year period ended December 31, 2024 was 21.35%. Historical volatility and performance are not indications of what AMD volatility and performance will be in the future. AMD’s stock price has experienced price and volume fluctuations. AMD’s stock price could be subject to wide fluctuations in the future and may be more volatile than the market. By way of example, currently AMD’s 52-week high stock price was $187.28, and its 52-week low stock price was $76.48. AMD’s high and low stock price may change significantly over a short period of time.

The trading price of AMD’s stock may fluctuate widely due to various factors including actual or anticipated fluctuations in AMD’s financial conditions and operating results, changes in financial estimates by AMD or financial estimates and ratings by securities analysts, changes in AMD’s capital structure, including issuance of additional debt or equity to the public, interest rate changes, inflation, news regarding AMD’s products or products of its competitors, and broad market and industry fluctuations. Stock price fluctuations could impact the value of AMD’s equity compensation, which could affect AMD’s ability to recruit and retain employees. In addition, volatility in AMD’s stock price could adversely affect its business and financing opportunities.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of AMD, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AMD that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of AMD. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to AMD and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AMD at the market close on the first trading day and the value of AMD at the time of purchase. If AMD loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AMD rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AMD.

If there is a significant intra-day market event and/or AMD experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to AMD and therefore achieve its daily inverse investment objective. The Fund’s exposure to AMD is impacted by AMD’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AMD at the end of each day. The possibility of the Fund being materially over- or under-exposed to AMD increases on days when AMD is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AMD. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with AMD. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AMD. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AMD. Any of these factors could decrease the inverse correlation between the performance of the Fund and AMD and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Advanced Micro Devices Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Advanced Micro Devices Inc. and make no representation as to the performance of AMD. Investing in the Fund is not equivalent to investing in AMD. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AMD.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Advanced Micro Devices Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Advanced Micro Devices Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AMD is assigned to the information technology sector and the semiconductors industry.

•        Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AMD. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AMD value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in AMD. Under such circumstances, the market for AMD may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of AMD and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in AMD and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of AMD and correlated derivative instruments.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AMD and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of AMD, such short sales do not provide leveraged exposure to AMD and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE AMD DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE AMD DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE AMD DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE BA DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE BA DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE BA DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of BA’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BA during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how BA volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) BA volatility; b) BA performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect BA. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of BA volatility and BA performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect BA; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of BA.

During periods of higher BA volatility, the volatility of BA may affect the Fund’s return as much as, or more than, the return of BA. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BA during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if BA provided no return over a one-year period during which BA experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if BA’s return is flat. For instance, if BA’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of BA and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of BA. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

BA’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 51.07%. BA’s annualized daily volatility rates were as follows:

2020	87.44%
2021	35.92%
2022	46.78%
2023	27.19%
2024	34.26%

Volatility for a shorter period of time may have been substantially higher.

BA’s annualized performance for the five-year period ended December 31, 2024 was (11.47)%. Historical volatility and performance are not indications of what BA volatility and performance will be in the future. The market prices of BA’s common stock are subject to fluctuations due both to factors affecting market prices for publicly traded equity securities generally and to factors affecting BA’s common stock. BA’s stock price may be more volatile than the market. Market prices of BA’s common stock have been volatile at times in the past, and may be volatile in the future. By way of example, currently, BA’s 52-week high stock price was $196.95, and its 52-week low stock price was $128.88. BA’s high and low stock price may change significantly over a short period of time. Stock price changes may result from a variety of factors, including general and industry-specific market and economic conditions and changes in factors specific Boeing’s business, operations and prospects; and regulatory and legal developments.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE BA DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE BA DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of BA, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE BA DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to BA that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE BA DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of BA. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to BA and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE BA DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of BA at the market close on the first trading day and the value of BA at the time of purchase. If BA loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if BA rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of BA.

If there is a significant intra-day market event and/or BA experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE BA DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to BA and therefore achieve its daily inverse investment objective. The Fund’s exposure to BA is impacted by BA’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to BA at the end of each day. The possibility of the Fund being materially over- or under-exposed to BA increases on days when BA is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) BA. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with BA. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to BA. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of BA. Any of these factors could decrease the inverse correlation between the performance of the Fund and BA and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE BA DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE BA DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Boeing Co. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Boeing Co. and make no representation as to the performance of BA. Investing in the Fund is not equivalent to investing in BA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BA.

T-REX 2X INVERSE BA DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE BA DAILY TARGET ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk.    The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X INVERSE BA DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Boeing Co. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Boeing Co. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, BA is assigned to the industrials sector and the aerospace & defense industry.

•        Aerospace and Defense Industry Risk.    The aerospace and defense industry may be significantly affected by changes in government regulations and spending policies, changes in economic conditions and industry consolidation.

T-REX 2X INVERSE BA DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE BA DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE BA DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE BA DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with BA. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that BA value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in BA. Under such circumstances, the market for BA may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of BA and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in BA and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of BA and correlated derivative instruments.

T-REX 2X INVERSE BA DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with BA and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE BA DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of BA, such short sales do not provide leveraged exposure to BA and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE BA DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE BA DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE BA DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE BA DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE BA DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SNOW DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SNOW DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG SNOW DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of SNOW’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SNOW during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SNOW volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SNOW volatility; b) SNOW performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SNOW. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SNOW volatility and SNOW performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SNOW; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SNOW.

During periods of higher SNOW volatility, the volatility of SNOW may affect the Fund’s return as much as, or more than, the return of SNOW. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SNOW during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SNOW provided no return over a one-year period during which SNOW experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SNOW’s return is flat. For instance, if SNOW’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SNOW and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SNOW. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SNOW’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 82.91%. SNOW’s annualized daily volatility rates were as follows:

2020	219.86%
2021	53.05%
2022	79.79%
2023	54.34%
2024	55.05%

Volatility for a shorter period of time may have been substantially higher.

SNOW’s annualized performance for the five-year period ended December 31, 2024 was 6.04%. Historical volatility and performance are not indications of what SNOW volatility and performance will be in the future. SNOW’s stock price may be volatile, and may fluctuate more than the market. By way of example, currently, SNOW’s 52-week high stock price was $191.40, and its 52-week low stock price was $107.13. SNOW’s high and low stock price may change significantly over a short period of time. The market price of SNOW’s common stock has been and may continue to be highly volatile and may fluctuate or decline substantially as a result of a variety of factors, including: actual or anticipated fluctuations in SNOW’s financial condition or results of operations; variance in SNOW’s actual or projected financial performance from expectations of securities analysts; changes in the pricing or consumption of SNOW’s platform; updates to SNOW’s projected operating and financial results; changes in laws or regulations applicable to SNOW’s business; announcements by SNOW or our competitors of significant business developments, acquisitions, investments, or new offerings; rumors and market speculation involving SNOW or other companies in the industry; changes in senior management or key personnel; fluctuations in company valuations, particularly valuations of high-growth or cloud companies, perceived to be comparable to SNOW; and changes in the anticipated future size and growth rate of SNOW’s market.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG SNOW DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SNOW will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in SNOW, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if SNOW subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if SNOW does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SNOW and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG SNOW DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG SNOW DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of SNOW, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SNOW DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SNOW that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SNOW DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SNOW at the market close on the first trading day and the value of SNOW at the time of purchase. If SNOW gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SNOW declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SNOW.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SNOW DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to SNOW and therefore achieve its daily leveraged investment objective. The Fund’s exposure to SNOW is impacted by SNOW’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SNOW at the end of each day. The possibility of the Fund being materially over- or under-exposed to SNOW increases on days when SNOW is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SNOW. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SNOW. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SNOW. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SNOW. Any of these factors could decrease the correlation between the performance of the Fund and SNOW and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SNOW DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG SNOW DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Snowflake Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Snowflake Inc. and make no representation as to the performance of SNOW. Investing in the Fund is not equivalent to investing in SNOW. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SNOW.

T-REX 2X LONG SNOW DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG SNOW DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X LONG SNOW DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Snowflake Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Snowflake Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SNOW is assigned to the information technology sector and the IT services industry.

T-REX 2X LONG SNOW DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG SNOW DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SNOW DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG SNOW DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SNOW. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SNOW value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the SNOW. Under such circumstances, the market for SNOW may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SNOW and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for SNOW and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SNOW and correlated derivative instruments.

T-REX 2X LONG SNOW DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SNOW and may incur substantial losses. If there is a significant intra-day market event and/or SNOW experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG SNOW DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of SNOW does not provide leveraged exposure to SNOW and, as a result, if the Fund invests directly in common stock of SNOW to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SNOW DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SNOW DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SNOW DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SNOW DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SNOW DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE SNOW DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE SNOW DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of SNOW’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SNOW during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SNOW volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SNOW volatility; b) SNOW performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect SNOW. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SNOW volatility and SNOW performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect SNOW; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of SNOW.

During periods of higher SNOW volatility, the volatility of SNOW may affect the Fund’s return as much as, or more than, the return of SNOW. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SNOW during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if SNOW provided no return over a one-year period during which SNOW experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SNOW’s return is flat. For instance, if SNOW’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of SNOW and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of SNOW. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

SNOW’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 82.91%. SNOW’s annualized daily volatility rates were as follows:

2020	219.86%
2021	53.05%
2022	79.79%
2023	54.34%
2024	55.05%

Volatility for a shorter period of time may have been substantially higher.

SNOW’s annualized performance for the five-year period ended December 31, 2024 was 6.04%. Historical volatility and performance are not indications of what SNOW volatility and performance will be in the future. SNOW’s stock price may be volatile, and may fluctuate more than the market. By way of example, currently, SNOW’s 52-week high stock price was $194.40, and its 52-week low stock price was $107.13. SNOW’s high and low stock price may change significantly over a short period of time. The market price of SNOW’s common stock has been and may continue to be highly volatile and may fluctuate or decline substantially as a result of a variety of factors, including: actual or anticipated fluctuations in SNOW’s financial condition or results of operations; variance in SNOW’s actual or projected financial performance from expectations of securities analysts; changes in the pricing or consumption of SNOW’s platform; updates to SNOW’s projected operating and financial results; changes in laws or regulations applicable to SNOW’s business; announcements by SNOW or our competitors of significant business developments, acquisitions, investments, or new offerings; rumors and market speculation involving SNOW or other companies in the industry; changes in senior management or key personnel; fluctuations in company valuations, particularly valuations of high-growth or cloud companies, perceived to be comparable to SNOW; and changes in the anticipated future size and growth rate of SNOW’s market.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of SNOW, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SNOW that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of SNOW. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to SNOW and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SNOW at the market close on the first trading day and the value of SNOW at the time of purchase. If SNOW loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SNOW rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SNOW.

If there is a significant intra-day market event and/or SNOW experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to SNOW and therefore achieve its daily inverse investment objective. The Fund’s exposure to SNOW is impacted by SNOW’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SNOW at the end of each day. The possibility of the Fund being materially over- or under-exposed to SNOW increases on days when SNOW is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SNOW. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with SNOW. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SNOW. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SNOW. Any of these factors could decrease the inverse correlation between the performance of the Fund and SNOW and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Snowflake Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Snowflake Inc. and make no representation as to the performance of SNOW. Investing in the Fund is not equivalent to investing in SNOW. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SNOW.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Snowflake Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Snowflake Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SNOW is assigned to the information technology sector and the IT services industry.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SNOW. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SNOW value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in SNOW. Under such circumstances, the market for SNOW may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SNOW and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in SNOW and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SNOW and correlated derivative instruments.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SNOW and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of SNOW, such short sales do not provide leveraged exposure to SNOW and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE SNOW DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG AVGO DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG AVGO DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG AVGO DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of AVGO’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AVGO during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AVGO volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AVGO volatility; b) AVGO performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to AVGO. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AVGO volatility and AVGO performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to AVGO; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of AVGO.

During periods of higher AVGO volatility, the volatility of AVGO may affect the Fund’s return as much as, or more than, the return of AVGO. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AVGO during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if AVGO provided no return over a one-year period during which AVGO experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AVGO’s return is flat. For instance, if AVGO’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of AVGO and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of AVGO. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

AVGO’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 41.91%. AVGO’s annualized daily volatility rates were as follows:

2020	51.31%
2021	28.46%
2022	37.34%
2023	32.24%
2024	53.87%

Volatility for a shorter period of time may have been substantially higher.

AVGO’s annualized performance for the five-year period ended December 31, 2024 was 48.90%. Historical volatility and performance are not indications of what AVGO volatility and performance will be in the future. At times, AVGO’s stock price has been volatile and it may fluctuate substantially in the future, which could result in substantial losses for our investors as well as class action litigation against AVGO and its management which could cause AVGO to incur substantial costs and divert management’s attention and resources. AVGO’s stock price may be more volatile than the market. By way of example, currently, AVGO’s 52-week high stock price was $251.88, and its 52-week low stock price was $120.05. AVGO’s high and low stock price may change significantly over a short period of time.

The trading price of AVGO’s common stock has, at times, fluctuated significantly and could be subject to wide fluctuations in response to any of the following risk factors, and others, including: issuance of new or updated research or other reports by securities analysts; fluctuations in the valuation and results of operations of AVGO’s significant customers as well as companies perceived by investors to be comparable to AVGO; announcements of proposed acquisitions by AVGO or its competitors; announcements of, or expectations of, additional debt or equity financing transactions; stock price and volume fluctuations attributable to inconsistent trading volume levels of AVGO’s common stock; hedging or arbitrage trading activity involving the common stock; and unsubstantiated news reports or other inaccurate publicity regarding AVGO or its business.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG AVGO DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of AVGO will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in AVGO, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if AVGO subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if AVGO does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with AVGO and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG AVGO DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG AVGO DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of AVGO, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG AVGO DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AVGO that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG AVGO DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AVGO at the market close on the first trading day and the value of AVGO at the time of purchase. If AVGO gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AVGO declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AVGO.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG AVGO DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to AVGO and therefore achieve its daily leveraged investment objective. The Fund’s exposure to AVGO is impacted by AVGO’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AVGO at the end of each day. The possibility of the Fund being materially over- or under-exposed to AVGO increases on days when AVGO is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AVGO. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with AVGO. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AVGO. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AVGO. Any of these factors could decrease the correlation between the performance of the Fund and AVGO and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG AVGO DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG AVGO DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Broadcom Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Broadcom Inc. and make no representation as to the performance of AVGO. Investing in the Fund is not equivalent to investing in AVGO. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AVGO.

T-REX 2X LONG AVGO DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG AVGO DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X LONG AVGO DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Broadcom Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Broadcom Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AVGO is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

•        Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG AVGO DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG AVGO DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG AVGO DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG AVGO DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AVGO. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AVGO value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the AVGO. Under such circumstances, the market for AVGO may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of AVGO and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for AVGO and/or Fund may lack sufficient liquidity for all market participant’s trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of AVGO and correlated derivative instruments.

T-REX 2X LONG AVGO DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AVGO and may incur substantial losses. If there is a significant intra-day market event and/or AVGO experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG AVGO DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of AVGO does not provide leveraged exposure to AVGO and, as a result, if the Fund invests directly in common stock of AVGO to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG AVGO DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG AVGO DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG AVGO DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG AVGO DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG AVGO DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE AVGO DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE AVGO DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of AVGO’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AVGO during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AVGO volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AVGO volatility; b) AVGO performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect AVGO. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AVGO volatility and AVGO performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect AVGO; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of AVGO.

During periods of higher AVGO volatility, the volatility of AVGO may affect the Fund’s return as much as, or more than, the return of AVGO. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AVGO during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if AVGO provided no return over a one-year period during which AVGO experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AVGO’s return is flat. For instance, if AVGO’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of AVGO and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of AVGO. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

AVGO’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 41.91%. AVGO’s annualized daily volatility rates were as follows:

2020	51.31%
2021	28.46%
2022	37.34%
2023	32.24%
2024	53.87%

Volatility for a shorter period of time may have been substantially higher.

AVGO’s annualized performance for the five-year period ended December 31, 2024 was 48.90%. Historical volatility and performance are not indications of what AVGO volatility and performance will be in the future. At times, AVGO’s stock price has been volatile and it may fluctuate substantially in the future, which could result in substantial losses for our investors as well as class action litigation against AVGO and its management which could cause AVGO to incur substantial costs and divert management’s attention and resources. AVGO’s stock price may be more volatile than the market. By way of example, currently, AVGO’s 52-week high stock price was $251.88, and its 52-week low stock price was $120.05. AVGO’s high and low stock price may change significantly over a short period of time.

The trading price of AVGO’s common stock has, at times, fluctuated significantly and could be subject to wide fluctuations in response to any of the following risk factors, and others, including: issuance of new or updated research or other reports by securities analysts; fluctuations in the valuation and results of operations of AVGO’s significant customers as well as companies perceived by investors to be comparable to AVGO; announcements of proposed acquisitions by AVGO or its competitors; announcements of, or expectations of, additional debt or equity financing transactions; stock price and volume fluctuations attributable to inconsistent trading volume levels of AVGO’s common stock; hedging or arbitrage trading activity involving the common stock; and unsubstantiated news reports or other inaccurate publicity regarding AVGO or its business.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of AVGO, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AVGO that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of AVGO. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to AVGO and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AVGO at the market close on the first trading day and the value of AVGO at the time of purchase. If AVGO loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AVGO rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AVGO.

If there is a significant intra-day market event and/or AVGO experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to AVGO and therefore achieve its daily inverse investment objective. The Fund’s exposure to AVGO is impacted by AVGO’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AVGO at the end of each day. The possibility of the Fund being materially over- or under-exposed to AVGO increases on days when AVGO is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AVGO. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with AVGO. The Fund may be subject to large movements of assets into and out of the

Fund, potentially resulting in the Fund being over- or under-exposed to AVGO. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AVGO. Any of these factors could decrease the inverse correlation between the performance of the Fund and AVGO and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Broadcom Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Broadcom Inc. and make no representation as to the performance of AVGO. Investing in the Fund is not equivalent to investing in AVGO. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AVGO.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Broadcom Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Broadcom Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AVGO is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

•        Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AVGO. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AVGO value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in AVGO. Under such circumstances, the market for AVGO may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of AVGO and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in AVGO and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of AVGO and correlated derivative instruments.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AVGO and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of AVGO, such short sales do not provide leveraged exposure to AVGO and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE AVGO DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG PANW DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG PANW DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG PANW DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of PANW’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PANW during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how PANW volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) PANW volatility; b) PANW performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to PANW. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of PANW volatility and PANW performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to PANW; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of PANW.

During periods of higher PANW volatility, the volatility of PANW may affect the Fund’s return as much as, or more than, the return of PANW. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PANW during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if PANW provided no return over a one-year period during which PANW experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if PANW’s return is flat. For instance, if PANW’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of PANW and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of PANW. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

PANW’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 41.98%. PANW’s annualized daily volatility rates were as follows:

2020	43.55%
2021	34.72%
2022	48.55%
2023	38.26%
2024	43.55%

Volatility for a shorter period of time may have been substantially higher.

PANW’s annualized performance for the five-year period ended December 31, 2024 was 36.35%. Historical volatility and performance are not indications of what PANW volatility and performance will be in the future. The market price of PANW’s common stock historically has been volatile, and may be more volatile than the market. The market price of PANW’s common stock has historically been, and is likely to continue to be, volatile and could be subject to wide fluctuations in response to various factors. By way of example, currently, Palo Alto Network’s 52-week high stock price was $208.39, and its 52-week low stock price was $140.81. PANW’s high and low stock price may change significantly over a short period of time.

Factors that could cause fluctuations in the market price of PANW’s common stock include, but are not limited to: announcements of new products, subscriptions or technologies, commercial relationships, strategic partnerships, acquisitions, or other events by PANW’s or its competitors; price and volume fluctuations in the overall stock market from time to time; news announcements that affect investor perception of PANW’s industry, including reports related to the discovery of significant cyberattacks; significant volatility in the market price and trading volume of technology companies in general and of companies in the industry; fluctuations in the trading volume of our shares or the size of PANW’s public float; actual or anticipated changes in PANW’s operating results or fluctuations in our operating results; whether PANW’s operating results meet the expectations of securities analysts or investors; actual or anticipated changes in the expectations of securities analysts or investors, whether as a result of our forward-looking statements, PANW’s failure to meet such expectations or otherwise; inaccurate or unfavorable research reports about PANW’s business and industry published by securities analysts or reduced coverage of PANW by securities analysts; regulatory developments in the United States, foreign countries, or both; departures of key personnel; or geopolitical or economic uncertainty around the world.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG PANW DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PANW will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in PANW, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if PANW subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if PANW does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PANW and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG PANW DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG PANW DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of PANW, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG PANW DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to PANW that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG PANW DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of PANW at the market close on the first trading day and the value of PANW at the time of purchase. If PANW gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if PANW declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of PANW.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG PANW DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to PANW and therefore achieve its daily leveraged investment objective. The Fund’s exposure to PANW is impacted by PANW’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to PANW at the end of each day. The possibility of the Fund being materially over- or under-exposed to PANW increases on days when PANW is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) PANW. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with PANW. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to PANW. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PANW. Any of these factors could decrease the correlation between the performance of the Fund and PANW and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG PANW DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG PANW DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Palo Alto Networks Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Palo Alto Networks Inc. and make no representation as to the performance of PANW. Investing in the Fund is not equivalent to investing in PANW. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PANW.

T-REX 2X LONG PANW DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG PANW DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X LONG PANW DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Palo Alto Networks Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Palo Alto Networks Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, PANW is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

T-REX 2X LONG PANW DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG PANW DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG PANW DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG PANW DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with PANW. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that PANW value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the PANW. Under such circumstances, the market for PANW may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of PANW and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for PANW and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of PANW and correlated derivative instruments.

T-REX 2X LONG PANW DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with PANW and may incur substantial losses. If there is a significant intra-day market event and/or PANW experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG PANW DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of PANW does not provide leveraged exposure to PANW and, as a result, if the Fund invests directly in common stock of PANW to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG PANW DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG PANW DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG PANW DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG PANW DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG PANW DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE PANW DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE PANW DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of PANW’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PANW during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how PANW volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) PANW volatility; b) PANW performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect PANW. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of PANW volatility and PANW performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect PANW; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of PANW.

During periods of higher PANW volatility, the volatility of PANW may affect the Fund’s return as much as, or more than, the return of PANW. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PANW during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if PANW provided no return over a one-year period during which PANW experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if PANW’s return is flat. For instance, if PANW’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of PANW and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of PANW. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

PANW’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 41.98%. PANW’s annualized daily volatility rates were as follows:

2020	43.55%
2021	34.72%
2022	48.55%
2023	38.26%
2024	43.55%

Volatility for a shorter period of time may have been substantially higher.

PANW’s annualized performance for the five-year period ended December 31, 2024 was 36.35%. Historical volatility and performance are not indications of what PANW volatility and performance will be in the future. The market price of PANW’s common stock historically has been volatile, and may be more volatile than the market. The market price of PANW’s common stock has historically been, and is likely to continue to be, volatile and could be subject to wide fluctuations in response to various factors. By way of example, currently, Palo Alto Network’s 52-week high stock price was $208.39, and its 52-week low stock price was $140.81. PANW’s high and low stock price may change significantly over a short period of time.

Factors that could cause fluctuations in the market price of PANW’s common stock include, but are not limited to: announcements of new products, subscriptions or technologies, commercial relationships, strategic partnerships, acquisitions, or other events by PANW’s or its competitors; price and volume fluctuations in the overall stock market from time to time; news announcements that affect investor perception of PANW’s industry, including reports related to the discovery of significant cyberattacks; significant volatility in the market price and trading volume of technology companies in general and of companies in the industry; fluctuations in the trading volume of our shares or the size of PANW’s public float; actual or anticipated changes in PANW’s operating results or fluctuations in our operating results; whether PANW’s operating results meet the expectations of securities analysts or investors; actual or anticipated changes in the expectations of securities analysts or investors, whether as a result of our forward-looking statements, PANW’s failure to meet such expectations or otherwise; inaccurate or unfavorable research reports about PANW’s business and industry published by securities analysts or reduced coverage of PANW by securities analysts; regulatory developments in the United States, foreign countries, or both; departures of key personnel; or geopolitical or economic uncertainty around the world.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of PANW, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to PANW that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of PANW. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to PANW and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of PANW at the market close on the first trading day and the value of PANW at the time of purchase. If PANW loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if PANW rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of PANW.

If there is a significant intra-day market event and/or PANW experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to PANW and therefore achieve its daily inverse investment objective. The Fund’s exposure to PANW is impacted by PANW’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to PANW at the end of each day. The possibility of the Fund being materially over- or under-exposed to PANW increases on days when PANW is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) PANW. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with PANW. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to PANW. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PANW. Any of these factors could decrease the inverse correlation between the performance of the Fund and PANW and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Palo Alto Networks Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Palo Alto Networks Inc. and make no representation as to the performance of PANW. Investing in the Fund is not equivalent to investing in PANW. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PANW.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Palo Alto Networks Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Palo Alto Networks Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, PANW is assigned to the information technology sector and the software industry.

•        Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with PANW. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that PANW value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in PANW. Under such circumstances, the market for PANW may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of PANW and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in PANW and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of PANW and correlated derivative instruments.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with PANW and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of PANW, such short sales do not provide leveraged exposure to PANW and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE PANW DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE PANW DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE PANW DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TSM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TSM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG TSM DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of TSM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TSM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TSM’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TSM volatility; b) TSM performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TSM. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of TSM volatility and TSM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TSM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TSM.

During periods of higher TSM volatility, the volatility of TSM may affect the Fund’s return as much as, or more than, the return of TSM. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TSM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TSM provided no return over a one-year period during which TSM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TSM’s return is flat. For instance, if TSM’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TSM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TSM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TSM’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 38.45%. TSM’s annualized daily volatility rates were as follows:

2020	45.66%
2021	32.99%
2022	40.23%
2023	30.71%
2024	40.51%

Volatility for a shorter period of time may have been substantially higher.

TSM’s annualized performance for the five-year period ended December 31, 2024 was 27.69%. Historical volatility and performance are not indications of what TSM volatility and performance will be in the future. The price of TSM’s stock may be volatile, and may be more volatile than the market. By way of example, currently, Taiwan Semiconductor Manufacturing Co’s 52-week high stock price was $226.40, and its 52-week low stock price was $125.78. TSM’s high and low stock price may change significantly over a short period of time.

Important factors that could cause volatility in TSM’s stock include, but are not limited to: general local and global economic conditions; the political stability of TSM’s local region; TSM’s ability to deal with the challenges and risks related to its global operations and expansion; outlook of the major and emerging end markets for TSM’s products, such as high performance computing, smartphones, internet of things (“IoT”), automotive and digital consumer electronics; the volatility of the semiconductor and electronics industry; TSM’s ability to develop new technologies successfully and remain a technological leader; the increased competition from other companies; overcapacity in the semiconductor industry; TSM’s reliance on certain major customers; the reliability of TSM’s information technology systems and resilience to any cyberattacks; TSM’s ability to maintain control over expansion and facility modifications; TSM’s ability to generate growth and profitability; TSM’s ability to hire and retain qualified personnel; TSM’s ability to acquire required equipment and supplies necessary to meet business needs; TSM’s ability to protect our technologies, intellectual property (“IP”) rights and third-party licenses; disruptive events or industrial accidents; shortages or increased prices of power and other utilities; and fluctuations in foreign currency rates, in particular, any material appreciation of the NT dollar against the U.S. dollar, and TSM’s ability to manage these risks.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG TSM DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TSM will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TSM, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TSM subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TSM does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TSM and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG TSM DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TSM DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TSM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TSM DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TSM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TSM DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TSM at the market close on the first trading day and the value of TSM at the time of purchase. If TSM gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TSM declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TSM.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TSM DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to TSM and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TSM is impacted by TSM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TSM at the end of each day. The possibility of the Fund being materially over- or under-exposed to TSM increases on days when TSM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TSM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TSM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TSM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TSM. Any of these factors could decrease the correlation between the performance of the Fund and TSM and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TSM DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TSM DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Taiwan Semiconductor Manufacturing Company Ltd. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Taiwan Semiconductor Manufacturing Company Ltd. and make no representation as to the performance of TSM. Investing in the Fund is not equivalent to investing in TSM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TSM.

T-REX 2X LONG TSM DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG TSM DAILY TARGET ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Issuer Risk.    U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

T-REX 2X LONG TSM DAILY TARGET ETF | Risk Of Investing In Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Depositary Receipts.    ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund’s portfolio. Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

T-REX 2X LONG TSM DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X LONG TSM DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Taiwan Semiconductor Manufacturing Company Ltd. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Taiwan Semiconductor Manufacturing Company Ltd. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TSM is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

•        Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG TSM DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG TSM DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TSM DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG TSM DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TSM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TSM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TSM. Under such circumstances, the market for TSM may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of TSM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TSM and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of TSM and correlated derivative instruments.

T-REX 2X LONG TSM DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TSM and may incur substantial losses. If there is a significant intra-day market event and/or TSM experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG TSM DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including ADRs, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in ADRs of TSM does not provide leveraged exposure to TSM and, as a result, if the Fund invests directly in ADRs of TSM to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TSM DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TSM DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TSM DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TSM DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TSM DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE TSM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE TSM DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of TSM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TSM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TSM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TSM volatility; b) TSM performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect TSM. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of TSM volatility and TSM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect TSM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of TSM.

During periods of higher TSM volatility, the volatility of TSM may affect the Fund’s return as much as, or more than, the return of TSM. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TSM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if TSM provided no return over a one-year period during which TSM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TSM’s return is flat. For instance, if TSM’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of TSM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of TSM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

TSM’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 38.45%. TSM’s annualized daily volatility rates were as follows:

2020	45.66%
2021	32.99%
2022	40.23%
2023	30.71%
2024	40.51%

Volatility for a shorter period of time may have been substantially higher.

TSM’s annualized performance for the five-year period ended December 31, 2024 was 27.69%. Historical volatility and performance are not indications of what TSM volatility and performance will be in the future. The price of TSM’s stock may be volatile, and may be more volatile than the market. By way of example, currently, Taiwan Semiconductor Manufacturing Co’s 52-week high stock price was $226.40, and its 52-week low stock price was $125.78.

TSM’s high and low stock price may change significantly over a short period of time. Important factors that could cause volatility in TSM’s stock include, but are not limited to: general local and global economic conditions; the political stability of TSM’s local region; TSM’s ability to deal with the challenges and risks related to its global operations and expansion; outlook of the major and emerging end markets for TSM’s products, such as high performance computing, smartphones, internet of things (“IoT”), automotive and digital consumer electronics; the volatility of the semiconductor and electronics industry; TSM’s ability to develop new technologies successfully and remain a technological leader; the increased competition from other companies; overcapacity in the semiconductor industry; TSM’s reliance on certain major customers; the reliability of TSM’s information technology systems and resilience to any cyberattacks; TSM’s ability to maintain control over expansion and facility modifications; TSM’s ability to generate growth and profitability; TSM’s ability to hire and retain qualified personnel; TSM’s ability to acquire required equipment and supplies necessary to meet business needs; TSM’s ability to protect our technologies, intellectual property (“IP”) rights and third-party licenses; disruptive events or industrial accidents; shortages or increased prices of power and other utilities; and fluctuations in foreign currency rates, in particular, any material appreciation of the NT dollar against the U.S. dollar, and TSM’s ability to manage these risks.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of TSM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TSM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of TSM. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to TSM and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TSM at the market close on the first trading day and the value of TSM at the time of purchase. If TSM loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TSM rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TSM.

If there is a significant intra-day market event and/or TSM experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to TSM and therefore achieve its daily inverse investment objective. The Fund’s exposure to TSM is impacted by TSM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TSM at the end of each day. The possibility of the Fund being materially over- or under-exposed to TSM increases on days when TSM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TSM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with TSM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TSM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TSM. Any of these factors could decrease the inverse correlation between the performance of the Fund and TSM and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Taiwan Semiconductor Manufacturing Company Ltd. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Taiwan Semiconductor Manufacturing Company Ltd. and make no representation as to the performance of TSM. Investing in the Fund is not equivalent to investing in TSM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TSM.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Issuer Risk.    U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Risk Of Investing In Depositary Receipts [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Depositary Receipts.    ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund’s portfolio. Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Taiwan Semiconductor Manufacturing Company Ltd. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Taiwan Semiconductor Manufacturing Company Ltd. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TSM is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

•        Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TSM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TSM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in TSM. Under such circumstances, the market for TSM may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of TSM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in TSM and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of TSM and correlated derivative instruments.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TSM and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including ADRs, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the ADRs of TSM, such short sales do not provide leveraged exposure to TSM and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE TSM DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE TSM DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.     Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE TSM DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SQ DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SQ DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG SQ DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of SQ’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SQ during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SQ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SQ volatility; b) SQ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SQ. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SQ volatility and SQ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SQ; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SQ.

During periods of higher SQ volatility, the volatility of SQ may affect the Fund’s return as much as, or more than, the return of SQ. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SQ during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SQ provided no return over a one-year period during which SQ experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SQ’s return is flat. For instance, if SQ’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SQ and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SQ. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SQ’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 64.41%. SQ’s annualized daily volatility rates were as follows:

2020	72.91%
2021	50.70%
2022	89.48%
2023	50.18%
2024	47.98%

Volatility for a shorter period of time may have been substantially higher.

SQ’s annualized performance for the five-year period ended December 31, 2024 was 6.31%. Historical volatility and performance are not indications of what SQ volatility and performance will be in the future. The market price of SQ’s common stock has been and will likely continue to be volatile, and may be more volatile than the markets. By way of example, currently, SQ’s 52-week high stock price was $99.26, and its 52-week low stock price was $46.42. SQ’s high and low stock price may change significantly over a short period of time.

The market price of SQ’s common stock has been and may continue to be subject to wide fluctuations in response to various factors. The factors that could cause fluctuations in the market price of SQ’s common stock include the following: general economic, regulatory, and market conditions, in particular conditions that adversely affect SQ’s sellers’ business and the amount of transactions they are processing; public health crises and related measures to protect the public health; sales of shares of SQ’s common stock by SQ or its stockholders; issuance of shares of SQ‘s common stock, whether in connection with an acquisition or upon conversion of some or all of SQ’s outstanding convertible notes; short selling of SQ’s common stock or related derivative securities; from time to time SQ makes investments in equity that is, or may become, publicly held, and SQ may experience volatility due to changes in the market prices of such equity investments; fluctuations in the price of bitcoin, and potentially any impairment charges in connection with SQ’s investments in bitcoin; reports by securities or industry analysts, media or other third parties, that are interpreted either negatively or positively by investors, failure of securities analysts to maintain coverage and/or to provide accurate consensus results of SQ, changes in financial estimates by securities analysts who follow SQ, or SQ’s failure to meet these estimates or the expectations of investors; the financial or other projections SQ may provide to the public, any changes in those projections, or SQ’s failure to meet those projections; announcements by SQ or its competitors of new products or services; rumors and market speculation involving SQ or other companies in the industry; actual or perceived security incidents that SQ or its service providers may suffer; and actual or anticipated developments in SQ’s business, its competitors’ businesses, or the competitive landscape generally.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG SQ DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SQ will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in SQ, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if SQ subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if SQ does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SQ and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.

T-REX 2X LONG SQ DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG SQ DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of SQ, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SQ DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SQ that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SQ DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SQ at the market close on the first trading day and the value of SQ at the time of purchase. If SQ gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SQ declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SQ.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SQ DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to SQ and therefore achieve its daily leveraged investment objective. The Fund’s exposure to SQ is impacted by SQ’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SQ at the end of each day. The possibility of the Fund being materially over- or under-exposed to SQ increases on days when SQ is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SQ. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SQ. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SQ. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SQ. Any of these factors could decrease the correlation between the performance of the Fund and SQ and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SQ DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG SQ DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Block, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Block, Inc. and make no representation as to the performance of SQ. Investing in the Fund is not equivalent to investing in SQ. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SQ.

T-REX 2X LONG SQ DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X LONG SQ DAILY TARGET ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk.    Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financial sector as a whole, cannot be predicted. The financials sector is also a target for cyber-attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

T-REX 2X LONG SQ DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Block, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Block, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SQ is assigned to the financial sector and the financial services industry.

•        Financial Services Industry Risk.    The Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

T-REX 2X LONG SQ DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG SQ DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SQ DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG SQ DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SQ. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SQ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the SQ. Under such circumstances, the market for SQ may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SQ and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for SQ and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SQ and correlated derivative instruments.

T-REX 2X LONG SQ DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SQ and may incur substantial losses. If there is a significant intra-day market event and/or SQ experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X LONG SQ DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of SQ does not provide leveraged exposure to SQ and, as a result, if the Fund invests directly in common stock of SQ to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SQ DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SQ DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SQ DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SQ DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SQ DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE SQ DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE SQ DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of SQ’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SQ during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SQ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SQ volatility; b) SQ performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect SQ. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of SQ volatility and SQ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect SQ; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of SQ.

During periods of higher SQ volatility, the volatility of SQ may affect the Fund’s return as much as, or more than, the return of SQ. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SQ during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if SQ provided no return over a one-year period during which SQ experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SQ’s return is flat. For instance, if SQ’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of SQ and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of SQ. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

SQ’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 64.41%. SQ’s annualized daily volatility rates were as follows:

2020	72.91%
2021	50.70%
2022	89.48%
2023	50.18%
2024	47.98%

Volatility for a shorter period of time may have been substantially higher.

SQ’s annualized performance for the five-year period ended December 31, 2024 was 6.31%. Historical volatility and performance are not indications of what SQ volatility and performance will be in the future. The market price of SQ’s common stock has been and will likely continue to be volatile, and may be more volatile than the markets. By way of example, currently, SQ’s 52-week high stock price was $99.26, and its 52-week low stock price was $46.42. SQ’s high and low stock price may change significantly over a short period of time.

The market price of SQ’s common stock has been and may continue to be subject to wide fluctuations in response to various factors. The factors that could cause fluctuations in the market price of SQ’s common stock include the following: general economic, regulatory, and market conditions, in particular conditions that adversely affect SQ’s sellers’ business and the amount of transactions they are processing; public health crises and related measures to protect the public health; sales of shares of SQ’s common stock by SQ or its stockholders; issuance of shares of SQ‘s common stock, whether in connection with an acquisition or upon conversion of some or all of SQ’s outstanding convertible notes; short selling of SQ’s common stock or related derivative securities; from time to time SQ makes investments in equity that is, or may become, publicly held, and SQ may experience volatility due to changes in the market prices of such equity investments; fluctuations in the price of bitcoin, and potentially any impairment charges in connection with SQ’s investments in bitcoin; reports by securities or industry analysts, media or other third parties, that are interpreted either negatively or positively by investors, failure of securities analysts to maintain coverage and/or to provide accurate consensus results of SQ, changes in financial estimates by securities analysts who follow SQ, or SQ’s failure to meet these estimates or the expectations of investors; the financial or other projections SQ may provide to the public, any changes in those projections, or SQ’s failure to meet those projections; announcements by SQ or its competitors of new products or services; rumors and market speculation involving SQ or other companies in the industry; actual or perceived security incidents that SQ or its service providers may suffer; and actual or anticipated developments in SQ’s business, its competitors’ businesses, or the competitive landscape generally.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of SQ, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SQ that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of SQ. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to SQ and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SQ at the market close on the first trading day and the value of SQ at the time of purchase. If SQ loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SQ rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SQ.

If there is a significant intra-day market event and/or SQ experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to SQ and therefore achieve its daily inverse investment objective. The Fund’s exposure to SQ is impacted by SQ’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SQ at the end of each day. The possibility of the Fund being materially over- or under-exposed to SQ increases on days when SQ is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SQ. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with SQ. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SQ. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SQ. Any of these factors could decrease the inverse correlation between the performance of the Fund and SQ and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Block, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Block, Inc. and make no representation as to the performance of SQ. Investing in the Fund is not equivalent to investing in SQ. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SQ.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financial sector as a whole, cannot be predicted. The financials sector is also a target for cyber-attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Block, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Block, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SQ is assigned to the financial sector and the financial services industry.

•        Financial Services Industry Risk.    The Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SQ. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SQ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in SQ. Under such circumstances, the market for SQ may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of SQ and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in SQ and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of SQ and correlated derivative instruments.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SQ and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of SQ, such short sales do not provide leveraged exposure to SQ and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE SQ DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE SQ DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE SQ DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE COIN DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE COIN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of COIN’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of COIN during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how COIN volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) COIN volatility; b) COIN performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect COIN. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of COIN volatility and COIN performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect COIN; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of COIN.

During periods of higher COIN volatility, the volatility of COIN may affect the Fund’s return as much as, or more than, the return of COIN. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of COIN during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if COIN provided no return over a one-year period during which COIN experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if COIN’s return is flat. For instance, if COIN’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of COIN and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of COIN. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

COIN’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 90.79%. COIN’s annualized daily volatility rates were as follows:

2021	69.29%
2022	107.08%
2023	90.11%
2024	86.69%

Volatility for a shorter period of time may have been substantially higher.

COIN’s annualized performance for the five-year period ended December 31, 2024 was (0.18)%. Historical volatility and performance are not indications of what COIN volatility and performance will be in the future. The market price of COIN’s common stock may be volatile and could decline significantly. The price of COIN’s common stock may be more volatile than the markets. Technology stocks have historically experienced high levels of volatility. By way of example, currently, COIN’s 52-week high stock price was $349.75, and its 52-week low stock price was $142.58. COIN’s high and low stock price may change significantly over a short period of time.

Factors which could contribute to the volatility of COIN’s common stock include: overall performance of the equity markets or publicly-listed financial services and technology companies; COIN’s actual or anticipated performance and the operating performance of its competitors; changes in the projected operational and financial results COIN provides to the public or its failure to meet those projections; failure of securities analysts to initiate or maintain coverage of COIN, changes in financial estimates by securities analysts who follow COIN, or COIN’s failure to meets the estimates; any major change in COIN’s board of directors, management or key personnel; issuance of COINs common stock whether in connection with an acquisition or upon conversion of some or all of COIN’s outstanding 2026 convertible notes; rumors or market speculation involving the crypto economy or COIN or other companies in the industry; the highly volatile nature of the crypto economy and prices of crypto assets; or announcements by COIN’s competitors of significant innovations, new products, services, features, integrations or capabilities, acquisitions, strategic investments, partnerships, joint ventures or capital commitments.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of COIN, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to COIN that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of COIN. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to COIN and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of COIN at the market close on the first trading day and the value of COIN at the time of purchase. If COIN loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if COIN rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of COIN.

If there is a significant intra-day market event and/or COIN experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to COIN and therefore achieve its daily inverse investment objective. The Fund’s exposure to COIN is impacted by COIN’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to COIN at the end of each day. The possibility of the Fund being materially over- or under-exposed to COIN increases on days when COIN is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) COIN. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with COIN. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to COIN. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of COIN. Any of these factors could decrease the inverse correlation between the performance of the Fund and COIN and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Coinbase Global, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Coinbase Global, Inc. and make no representation as to the performance of COIN. Investing in the Fund is not equivalent to investing in COIN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to COIN.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Underlying Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk.    Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financial sector as a whole, cannot be predicted. The financials sector is also a target for cyber-attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Markets Industry Risk.    Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Coinbase Global, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Coinbase Global, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, COIN is assigned to the financial sector and the capital markets industry.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with COIN. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that COIN value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in COIN. Under such circumstances, the market for COIN may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of COIN and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in COIN and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of COIN and correlated derivative instruments.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with COIN and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX Exchange, Inc. and incur significant losses.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of COIN, such short sales do not provide leveraged exposure to COIN and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE COIN DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE COIN DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE COIN DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG APPLE DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG APPLE DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG APPLE DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of AAPL’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AAPL during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AAPL volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AAPL volatility; b) AAPL performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to AAPL. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AAPL volatility and AAPL performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to AAPL; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of AAPL.

During periods of higher AAPL volatility, the volatility of AAPL may affect the Fund’s return as much as, or more than, the return of AAPL. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AAPL during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if AAPL provided no return over a one-year period during which AAPL experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AAPL’s return is flat. For instance, if AAPL’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of AAPL and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of AAPL. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

AAPL’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 31.68%. AAPL’s annualized daily volatility rates were as follows:

2020	46.66%
2021	25.10%
2022	35.70%
2023	20.29%
2024	22.68%

Volatility for a shorter period of time may have been substantially higher.

AAPL’s annualized performance for the five-year period ended December 31, 2024 was 27.78%. Historical volatility and performance are not indications of what AAPL volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”.

T-REX 2X LONG APPLE DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of AAPL will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in AAPL, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if AAPL subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if AAPL does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with AAPL and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

T-REX 2X LONG APPLE DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG APPLE DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of AAPL, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG APPLE DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AAPL that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG APPLE DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AAPL at the market close on the first trading day and the value of AAPL at the time of purchase. If AAPL gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AAPL declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AAPL.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG APPLE DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to AAPL and therefore achieve its daily leveraged investment objective. The Fund’s exposure to AAPL is impacted by AAPL’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AAPL at the end of each day. The possibility of the Fund being materially over- or under-exposed to AAPL increases on days when AAPL is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AAPL. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with AAPL. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AAPL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AAPL. Any of these factors could decrease the correlation between the performance of the Fund and AAPL and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG APPLE DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG APPLE DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Apple, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Apple, Inc. and make no representation as to the performance of AAPL. Investing in the Fund is not equivalent to investing in AAPL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AAPL.

T-REX 2X LONG APPLE DAILY TARGET ETF | Apple Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Inc. Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to the impacts from the COVID-19 pandemic; managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

T-REX 2X LONG APPLE DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG APPLE DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Apple, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Apple, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AAPL is assigned to the technology sector and the computer manufacturing industry.

T-REX 2X LONG APPLE DAILY TARGET ETF | Computer Manufacturing Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Manufacturing Industry Risk.    Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources, or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

T-REX 2X LONG APPLE DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG APPLE DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG APPLE DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG APPLE DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AAPL. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AAPL value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the AAPL. Under such circumstances, the market for AAPL may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of AAPL and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for AAPL and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of AAPL and correlated derivative instruments.

T-REX 2X LONG APPLE DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AAPL and may incur substantial losses. If there is a significant intra-day market event and/or AAPL experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X LONG APPLE DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of AAPL does not provide leveraged exposure to AAPL and, as a result, if the Fund invests directly in common stock of AAPL to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG APPLE DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG APPLE DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG APPLE DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG APPLE DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE APPLE DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE APPLE DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of AAPL’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AAPL during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AAPL volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AAPL volatility; b) AAPL performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect AAPL. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of AAPL volatility and AAPL performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect AAPL; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of AAPL.

During periods of higher AAPL volatility, the volatility of AAPL may affect the Fund’s return as much as, or more than, the return of AAPL. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AAPL during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if AAPL provided no return over a one-year period during which AAPL experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AAPL’s return is flat. For instance, if AAPL’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of AAPL and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of AAPL. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

AAPL’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 31.68%. AAPL’s annualized daily volatility rates were as follows:

2020	46.66%
2021	25.10%
2022	35.70%
2023	20.29%
2024	22.68%

Volatility for a shorter period of time may have been substantially higher.

AAPL’s annualized performance for the five-year period ended December 31, 2024 was 27.78%. Historical volatility and performance are not indications of what AAPL volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of AAPL, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AAPL that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of AAPL. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to AAPL and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AAPL at the market close on the first trading day and the value of AAPL at the time of purchase. If AAPL loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AAPL rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AAPL.

If there is a significant intra-day market event and/or AAPL experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to AAPL and therefore achieve its daily inverse investment objective. The Fund’s exposure to AAPL is impacted by AAPL’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AAPL at the end of each day. The possibility of the Fund being materially over- or under-exposed to AAPL increases on days when AAPL is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AAPL. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with AAPL. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AAPL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AAPL. Any of these factors could decrease the inverse correlation between the performance of the Fund and AAPL and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Apple, Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Apple, Inc. and make no representation as to the performance of AAPL. Investing in the Fund is not equivalent to investing in AAPL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AAPL.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Apple Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Inc. Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to the impacts from the COVID-19 pandemic; managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Apple, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Apple, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AAPL is assigned to the technology sector and the computer manufacturing industry.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Computer Manufacturing Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Manufacturing Industry Risk.    Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources, or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AAPL. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AAPL value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in AAPL. Under such circumstances, the market for AAPL may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of AAPL and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in AAPL and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of AAPL and correlated derivative instruments.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AAPL and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of AAPL, such short sales do not provide leveraged exposure to AAPL and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE APPLE DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG ALPHABET DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of GOOG’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GOOG during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how GOOG volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) GOOG volatility; b) GOOG performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to GOOG. The chart below illustrates the impact of two principal factors — GOOG volatility and GOOG performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of GOOG volatility and GOOG performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to GOOG; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of GOOG.

During periods of higher GOOG volatility, the volatility of GOOG may affect the Fund’s return as much as, or more than, the return of GOOG. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GOOG during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if GOOG provided no return over a one-year period during which GOOG experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if GOOG’s return is flat. For instance, if GOOG’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of GOOG and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of GOOG. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

GOOG’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 32.39%. GOOG’s annualized daily volatility rates were as follows:

2020	38.32%
2021	23.71%
2022	38.77%
2023	30.56%
2024	27.73%

Volatility for a shorter period of time may have been substantially higher.

GOOG’s annualized performance for the five-year period ended December 31, 2024 was 23.26%. Historical volatility and performance are not indications of what GOOG volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of GOOG will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in GOOG, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if GOOG subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if GOOG does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with GOOG and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchanged-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of GOOG, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to GOOG that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of GOOG at the market close on the first trading day and the value of GOOG at the time of purchase. If GOOG gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if GOOG declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of GOOG.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to GOOG and therefore achieve its daily leveraged investment objective. The Fund’s exposure to GOOG is impacted by GOOG’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to GOOG at the end of each day. The possibility of the Fund being materially over- or under-exposed to GOOG increases on days when GOOG is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) GOOG. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with GOOG. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to GOOG. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of GOOG. Any of these factors could decrease the correlation between the performance of the Fund and GOOG and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Alphabet Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Alphabet Inc. and make no representation as to the performance of GOOG. Investing in the Fund is not equivalent to investing in GOOG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GOOG.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Alphabet Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alphabet Inc.    Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences with, its complex technology and communication systems; its international operations; failure to evolve with the advancement of technology and user preferences; data privacy and security concerns; regulatory, and legal and litigations issues.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk.    The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Alphabet is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Alphabet Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with GOOG. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that GOOG value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in GOOG. Under such circumstances, the market for securities of GOOG may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in GOOG or financial instruments and the Fund’s transactions could exacerbate the price changes of GOOG and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in GOOG and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of GOOG and correlated derivative instruments.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with GOOG and may incur substantial losses. If there is a significant intra-day market event and/or GOOG experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of GOOG does not provide leveraged exposure to GOOG and, as a result, if the Fund invests directly in common stock of GOOG to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG ALPHABET DAILY TARGET ETF | Interactive Media & Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interactive Media & Services Industry Risk.    The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers, or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of GOOG’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GOOG during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of GOOG. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of GOOG.

During periods of higher GOOG volatility, the volatility of GOOG may affect the Fund’s return as much as, or more than, the return of GOOG. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GOOG during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if GOOG provided no return over a one-year period during which GOOG experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if GOOG’s return is flat. For instance, if GOOG’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of GOOG and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of GOOG. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

GOOG’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 32.39%. GOOG’s annualized daily volatility rates were as follows:

2020	38.32%
2021	23.71%
2022	38.77%
2023	30.56%
2024	27.73%

Volatility for a shorter period of time may have been substantially higher.

GOOG’s annualized performance for the five-year period ended December 31, 2024 was 23.26%. Historical volatility and performance are not indications of what GOOG volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of GOOG, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to GOOG that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of GOOG. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to GOOG and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of GOOG at the market close on the first trading day and the value of GOOG at the time of purchase. If GOOG loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if GOOG rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of GOOG.

If there is a significant intra-day market event and/or GOOG experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to GOOG and therefore achieve its daily inverse investment objective. The Fund’s exposure to GOOG is impacted by GOOG’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to GOOG at the end of each day. The possibility of the Fund being materially over- or under-exposed to GOOG increases on days when GOOG is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) GOOG. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with GOOG. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to GOOG. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of GOOG. Any of these factors could decrease the inverse correlation between the performance of the Fund and GOOG and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Alphabet Inc. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Alphabet Inc. and make no representation as to the performance of GOOG. Investing in the Fund is not equivalent to investing in GOOG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GOOG.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Alphabet Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alphabet Inc. Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences with, its complex technology and communication systems; its international operations; failure to evolve with the advancement of technology and user preferences; data privacy and security concerns; regulatory, and legal and litigations issues.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk.    The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Alphabet Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Alphabet Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with GOOG. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that GOOG’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in GOOG. Under such circumstances, the market for securities of GOOG may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in GOOG or financial instruments and the Fund’s transactions could exacerbate the price changes of GOOG and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in GOOG and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of GOOG and correlated derivative instruments.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with GOOG and may incur substantial losses. If there is a significant intra-day market event and/or the securities of GOOG experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of GOOG, such short sales do not provide leveraged exposure to GOOG and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | Interactive Media & Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interactive Media & Services Industry Risk.    The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers, or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of MSFT’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MSFT during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MSFT volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MSFT volatility; b) MSFT performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to MSFT. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of MSFT volatility and MSFT performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to MSFT; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of MSFT.

During periods of higher MSFT volatility, the volatility of MSFT may affect the Fund’s return as much as, or more than, the return of MSFT. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MSFT during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if MSFT provided no return over a one-year period during which MSFT experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MSFT’s return is flat. For instance, if MSFT’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of MSFT and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of MSFT. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

MSFT’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 30.50%. MSFT’s annualized daily volatility rates were as follows:

2020	43.89%
2021	21.06%
2022	35.34%
2023	25.08%
2024	19.94%

Volatility for a shorter period of time may have been substantially higher.

MSFT’s annualized performance for the five-year period ended December 31, 2024 was 21.70%. Historical volatility and performance are not indications of what MSFT volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of MSFT will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in MSFT, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if MSFT subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if MSFT does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with MSFT and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Call Options.    The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of MSFT, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MSFT that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MSFT at the market close on the first trading day and the value of MSFT at the time of purchase. If MSFT gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MSFT declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MSFT.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to MSFT and therefore achieve its daily leveraged investment objective. The Fund’s exposure to MSFT is impacted by MSFT’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MSFT at the end of each day. The possibility of the Fund being materially over- or under-exposed to MSFT increases on days when MSFT is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MSFT. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with MSFT. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MSFT. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MSFT. Any of these factors could decrease the correlation between the performance of the Fund and MSFT and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Microsoft Corp. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Microsoft Corp. and make no representation as to the performance of MSFT. Investing in the Fund is not equivalent to investing in MSFT. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MSFT.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Microsoft Corp. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Microsoft Corp. Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Microsoft Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Microsoft Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MSFT. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MSFT value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the MSFT. Under such circumstances, the market for MSFT may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of MSFT and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for MSFT and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of MSFT and correlated derivative instruments.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MSFT and may incur substantial losses. If there is a significant intra-day market event and/or MSFT experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of MSFT does not provide leveraged exposure to MSFT and, as a result, if the Fund invests directly in common stock of MSFT to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk.    The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the

Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk.    The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -200% of MSFT’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MSFT during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MSFT volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MSFT volatility; b) MSFT performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect MSFT. The chart below illustrates the impact of two principal factors — volatility and performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of MSFT volatility and MSFT performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect MSFT; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of MSFT.

During periods of higher MSFT volatility, the volatility of MSFT may affect the Fund’s return as much as, or more than, the return of MSFT. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MSFT during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if MSFT provided no return over a one-year period during which MSFT experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MSFT’s return is flat. For instance, if MSFT’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of MSFT and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of MSFT. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

MSFT’s annualized historical daily volatility rate for the five-year period ended December 31, 2024 was 30.50%. MSFT’s annualized daily volatility rates were as follows:

2020	43.89%
2021	21.06%
2022	35.34%
2023	25.08%
2024	19.94%

Volatility for a shorter period of time may have been substantially higher.

MSFT’s annualized performance for the five-year period ended December 31, 2024 was 21.70%. Historical volatility and performance are not indications of what MSFT volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies”, and “Leverage” in the Fund’s Statement of Additional Information.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements.    Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Put Options.    The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of MSFT, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk.    If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MSFT that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Shorting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Shorting Risk.    A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of MSFT. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to MSFT and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk.    The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MSFT at the market close on the first trading day and the value of MSFT at the time of purchase. If MSFT loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MSFT rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MSFT.

If there is a significant intra-day market event and/or MSFT experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Inverse Correlation Risk.    There is no guarantee that the Fund will achieve a high degree of inverse correlation to MSFT and therefore achieve its daily inverse investment objective. The Fund’s exposure to MSFT is impacted by MSFT’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MSFT at the end of each day. The possibility of the Fund being materially over- or under-exposed to MSFT increases on days when MSFT is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MSFT. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with MSFT. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MSFT. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MSFT. Any of these factors could decrease the inverse correlation between the performance of the Fund and MSFT and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk.    The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk.    Microsoft Corp. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Microsoft Corp. and make no representation as to the performance of MSFT. Investing in the Fund is not equivalent to investing in MSFT. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MSFT.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Microsoft Corp. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Microsoft Corp. Investing Risk.    Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk.    The market prices of technology related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk.    The Fund will be concentrated in the industry to which Microsoft Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Microsoft Corp. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk.    When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk.    The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk.    Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Liquidity Risk [Member]
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Liquidity Risk.    Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MSFT. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MSFT value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in MSFT. Under such circumstances, the market for MSFT may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of MSFT and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in MSFT and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of MSFT and correlated derivative instruments.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk.    Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MSFT and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Equity Securities Risk [Member]
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Equity Securities Risk.    Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the common stock of MSFT, such short sales do not provide leveraged exposure to MSFT and, as a result, the Fund may not achieve its -200% daily investment objective.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk.    Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Tax Risk [Member]
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Tax Risk.    In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk.    The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the

Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | ETF Risks [Member]
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ETF Risks.    The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•        Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•        Cash Redemption Risk.    The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•        Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•        Shares May Trade at Prices Other Than NAV.    As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•        Trading.    Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | New Fund Risk [Member]
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New Fund Risk.    As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.